Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus
2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia
Retirement 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045
Fund (the “Funds”)

Supplement dated November 16, 2011 to the prospectuses dated June 29, 2011

Columbia Retirement Plus 2010 Fund | Class A, C and R Shares
Columbia Retirement Plus 2010 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2010 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2010 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			1.27%	1.27%	1.27%
Acquired fund fees and expenses			0.70%	0.70%	0.70%
Total annual fund operating expenses			2.22%	2.97%	2.47%
Less: Fee waiver/expense reimbursement	[2]		(1.27%)	(1.27%)	(1.27%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.95%	1.70%	1.20%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example Columbia Retirement Plus 2010 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	666	992	1,471	2,794
Class C	Class C (if shares are redeemed)	273	672	1,333	3,107
Class R	Class R (whether or not shares are redeemed)	122	519	1,080	2,612

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2010 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	173	672	1,333	3,107

Columbia Retirement Plus 2015 Fund | Class A, C and R Shares
Columbia Retirement Plus 2015 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2015 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2015 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.54%	0.54%	0.54%
Acquired fund fees and expenses			0.72%	0.72%	0.72%
Total annual fund operating expenses			1.51%	2.26%	1.76%
Less: Fee waiver/expense reimbursement	[2]		(0.54%)	(0.54%)	(0.54%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.97%	1.72%	1.22%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example Columbia Retirement Plus 2015 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	668	922	1,253	2,189
Class C	Class C (if shares are redeemed)	275	600	1,110	2,514
Class R	Class R (whether or not shares are redeemed)	124	446	851	1,987

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2015 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	175	600	1,110	2,514

Columbia Retirement Plus 2020 Fund | Class A, C and R Shares
Columbia Retirement Plus 2020 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2020 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2020 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.51%	0.51%	0.51%
Acquired fund fees and expenses			0.74%	0.74%	0.74%
Total annual fund operating expenses			1.50%	2.25%	1.75%
Less: Fee waiver/expense reimbursement	[2]		(0.51%)	(0.51%)	(0.51%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.99%	1.74%	1.24%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example Columbia Retirement Plus 2020 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	670	925	1,254	2,183
Class C	Class C (if shares are redeemed)	277	603	1,110	2,508
Class R	Class R (whether or not shares are redeemed)	126	449	852	1,981

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2020 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	177	603	1,110	2,508

Columbia Retirement Plus 2025 Fund | Class A, C and R Shares
Columbia Retirement Plus 2025 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2025 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2025 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.43%	0.43%	0.43%
Acquired fund fees and expenses			0.76%	0.76%	0.76%
Total annual fund operating expenses			1.44%	2.19%	1.69%
Less: Fee waiver/expense reimbursement	[2]		(0.43%)	(0.43%)	(0.43%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.01%	1.76%	1.26%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example Columbia Retirement Plus 2025 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	672	923	1,238	2,133
Class C	Class C (if shares are redeemed)	279	601	1,095	2,459
Class R	Class R (whether or not shares are redeemed)	128	447	836	1,929

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2025 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	179	601	1,095	2,459

Columbia Retirement Plus 2030 Fund | Class A, C and R Shares
Columbia Retirement Plus 2030 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2030 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2030 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.45%	0.45%	0.45%
Acquired fund fees and expenses			0.77%	0.77%	0.77%
Total annual fund operating expenses			1.47%	2.22%	1.72%
Less: Fee waiver/expense reimbursement	[2]		(0.45%)	(0.45%)	(0.45%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.02%	1.77%	1.27%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example Columbia Retirement Plus 2030 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	673	928	1,250	2,162
Class C	Class C (if shares are redeemed)	280	606	1,106	2,487
Class R	Class R (whether or not shares are redeemed)	129	452	848	1,959

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2030 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	180	606	1,106	2,487

Columbia Retirement Plus 2035 Fund | Class A, C and R Shares
Columbia Retirement Plus 2035 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2035 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2035 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.57%	0.57%	0.57%
Acquired fund fees and expenses			0.77%	0.77%	0.77%
Total annual fund operating expenses			1.59%	2.34%	1.84%
Less: Fee waiver/expense reimbursement	[2]		(0.57%)	(0.57%)	(0.57%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.02%	1.77%	1.27%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example Columbia Retirement Plus 2035 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	673	940	1,288	2,267
Class C	Class C (if shares are redeemed)	280	619	1,145	2,591
Class R	Class R (whether or not shares are redeemed)	129	465	887	2,068

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2035 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	180	619	1,145	2,591

Columbia Retirement Plus 2040 Fund | Class A, C and R Shares
Columbia Retirement Plus 2040 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2040 Fund Class A, C and R Shares	Class A	Class C	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none

Annual Fund Operating Expenses Columbia Retirement Plus 2040 Fund		Class A, C and R Shares	Class A, C and R Shares Class A	Class A, C and R Shares Class C	Class A, C and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class A	Class C	Class R
Management fees			none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%
Other expenses			0.75%	0.75%	0.75%
Acquired fund fees and expenses			0.77%	0.77%	0.77%
Total annual fund operating expenses			1.77%	2.52%	2.02%
Less: Fee waiver/expense reimbursement	[2]		(0.75%)	(0.75%)	(0.75%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.02%	1.77%	1.27%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example Columbia Retirement Plus 2040 Fund Class A, C and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	673	959	1,344	2,424
Class C	Class C (if shares are redeemed)	280	638	1,203	2,744
Class R	Class R (whether or not shares are redeemed)	129	485	947	2,230

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2040 Fund Class A, C and R Shares Class C	Class C (if shares are not redeemed)	180	638	1,203	2,744

Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares
Columbia Retirement Plus 2045 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Retirement Plus 2045 Fund Class A, C, R and R4 Shares	Class A	Class C	Class R	Class R4
Shareholder Fees Column [Text]	Class A	Class C	Class R	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none	none

Annual Fund Operating Expenses Columbia Retirement Plus 2045 Fund		Class A, C, R and R4 Shares	Class A, C, R and R4 Shares Class A	Class A, C, R and R4 Shares Class C	Class A, C, R and R4 Shares Class R	Class A, C, R and R4 Shares Class R4
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class A	Class C	Class R	Class R4
Management fees			none	none	none	none
Distribution and/or service (12b-1) fees			0.25%	1.00%	0.50%	none
Other expenses			0.84%	0.84%	0.84%	1.09%
Acquired fund fees and expenses			0.78%	0.78%	0.78%	0.78%
Total annual fund operating expenses			1.87%	2.62%	2.12%	1.87%
Less: Fee waiver/expense reimbursement	[2]		(0.84%)	(0.84%)	(0.84%)	(0.84%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.03%	1.78%	1.28%	1.03%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R , 0.25% for Class R4 and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example Columbia Retirement Plus 2045 Fund Class A, C, R and R4 Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	674	971	1,377	2,511
Class C	Class C (if shares are redeemed)	281	650	1,236	2,830
Class R	Class R (whether or not shares are redeemed)	130	497	981	2,320
Class R4	Class R4 (whether or not shares are redeemed)	105	420	851	2,054

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2045 Fund Prospectus Five Member Class C	Class C (if shares are not redeemed)	181	650	1,236	2,830

Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus
2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia
Retirement 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045
Fund (the “Funds”)

Supplement dated November 16, 2011 to the prospectuses dated June 29, 2011

Columbia Retirement Plus 2010 Fund | Class Z Shares
Columbia Retirement Plus 2010 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2010 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2010 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			1.27%
Acquired fund fees and expenses			0.70%
Total annual fund operating expenses			1.97%
Less: Fee waiver/expense reimbursement	[2]		(1.27%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.70%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2010 Fund Class Z Shares Class Z	Class Z (whether or not shares are redeemed)	72	364	820	2,089

Columbia Retirement Plus 2015 Fund | Class Z Shares
Columbia Retirement Plus 2015 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2015 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2015 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.54%
Acquired fund fees and expenses			0.72%
Total annual fund operating expenses			1.26%
Less: Fee waiver/expense reimbursement	[2]		(0.54%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.72%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2015 Fund Class Z Shares Class Z	Class Z (whether or not shares are redeemed)	74	290	586	1,430

Columbia Retirement Plus 2020 Fund | Class Z Shares
Columbia Retirement Plus 2020 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2020 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2020 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.51%
Acquired fund fees and expenses			0.74%
Total annual fund operating expenses			1.25%
Less: Fee waiver/expense reimbursement	[2]		(0.51%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.74%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2020 Fund Class Z Shares Class Z	Class Z (whether or not shares are redeemed)	76	293	587	1,424

Columbia Retirement Plus 2025 Fund | Class Z Shares
Columbia Retirement Plus 2025 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2025 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2025 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.43%
Acquired fund fees and expenses			0.76%
Total annual fund operating expenses			1.19%
Less: Fee waiver/expense reimbursement	[2]		(0.43%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.76%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2025 Fund Class Z Shares Class Z	Class Z (whether or not shares are redeemed)	78	291	570	1,370

Columbia Retirement Plus 2030 Fund | Class Z Shares
Columbia Retirement Plus 2030 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2030 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2030 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.45%
Acquired fund fees and expenses			0.77%
Total annual fund operating expenses			1.22%
Less: Fee waiver/expense reimbursement	[2]		(0.45%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.77%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2030 Fund Class Z Shares Class Z	Class Z (whether or not shares are redeemed)	79	296	582	1,401

Columbia Retirement Plus 2035 Fund | Class Z Shares
Columbia Retirement Plus 2035 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2035 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2035 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.57%
Acquired fund fees and expenses			0.77%
Total annual fund operating expenses			1.34%
Less: Fee waiver/expense reimbursement	[2]		(0.57%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.77%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2035 Fund Class Z Shares Class Z	Class Z (whether or not shares are redeemed)	79	309	623	1,516

Columbia Retirement Plus 2040 Fund | Class Z Shares
Columbia Retirement Plus 2040 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2040 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2040 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.75%
Acquired fund fees and expenses			0.77%
Total annual fund operating expenses			1.52%
Less: Fee waiver/expense reimbursement	[2]		(0.75%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.77%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2040 Fund Class Z Shares Class Z	Class Z (whether or not shares are redeemed)	79	329	684	1,686

Columbia Retirement Plus 2045 Fund | Class Z Shares
Columbia Retirement Plus 2045 Fund
Fees and Expenses of the Fund
The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Columbia Retirement Plus 2045 Fund Class Z Shares Class Z
Shareholder Fees Column [Text]	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	none

Annual Fund Operating Expenses Columbia Retirement Plus 2045 Fund		Class Z Shares	Class Z Shares Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses
Operating Expenses Column [Text]			Class Z
Management fees			none
Distribution and/or service (12b-1) fees			none
Other expenses			0.84%
Acquired fund fees and expenses			0.78%
Total annual fund operating expenses			1.62%
Less: Fee waiver/expense reimbursement	[2]		(0.84%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		0.78%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R , 0.25% for Class R4 and 0.00% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Retirement Plus 2045 Fund Class Z Shares Class Z	Class Z (whether or not shares are redeemed)	80	342	719	1,782

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 16, 2011
Prospectus Date	rr_ProspectusDate	Jun 29, 2011
Fees and Expenses of the Fund	cfst1352280_FundFeesAndExpensesAbstract
Supplement [Text Block]	cfst1352280_SupplementTextBlock
Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus
2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia
Retirement 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045
Fund (the “Funds”)

Supplement dated November 16, 2011 to the prospectuses dated June 29, 2011

Columbia Retirement Plus 2010 Fund | Class A, C and R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Columbia Retirement Plus 2010 Fund
Fees and Expenses of the Fund	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cfst1352280_SupplementExpenseExampleTextBlock	The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.27%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.27%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.95%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	666
3 years	rr_ExpenseExampleYear03	992
5 years	rr_ExpenseExampleYear05	1,471
10 years	rr_ExpenseExampleYear10	2,794
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.27%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.97%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.27%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.70%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	273
3 years	rr_ExpenseExampleYear03	672
5 years	rr_ExpenseExampleYear05	1,333
10 years	rr_ExpenseExampleYear10	3,107
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	173
3 years	rr_ExpenseExampleNoRedemptionYear03	672
5 years	rr_ExpenseExampleNoRedemptionYear05	1,333
10 years	rr_ExpenseExampleNoRedemptionYear10	3,107
Columbia Retirement Plus 2010 Fund | Class A, C and R Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.27%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.47%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.27%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.20%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	519
5 years	rr_ExpenseExampleYear05	1,080
10 years	rr_ExpenseExampleYear10	2,612
Columbia Retirement Plus 2010 Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Columbia Retirement Plus 2010 Fund
Fees and Expenses of the Fund	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cfst1352280_SupplementExpenseExampleTextBlock	The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Columbia Retirement Plus 2010 Fund | Class Z Shares | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.27%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.27%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.70%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	364
5 years	rr_ExpenseExampleYear05	820
10 years	rr_ExpenseExampleYear10	2,089
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Columbia Retirement Plus 2015 Fund
Fees and Expenses of the Fund	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cfst1352280_SupplementExpenseExampleTextBlock	The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.97%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	668
3 years	rr_ExpenseExampleYear03	922
5 years	rr_ExpenseExampleYear05	1,253
10 years	rr_ExpenseExampleYear10	2,189
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.26%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.72%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	275
3 years	rr_ExpenseExampleYear03	600
5 years	rr_ExpenseExampleYear05	1,110
10 years	rr_ExpenseExampleYear10	2,514
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	175
3 years	rr_ExpenseExampleNoRedemptionYear03	600
5 years	rr_ExpenseExampleNoRedemptionYear05	1,110
10 years	rr_ExpenseExampleNoRedemptionYear10	2,514
Columbia Retirement Plus 2015 Fund | Class A, C and R Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.22%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	124
3 years	rr_ExpenseExampleYear03	446
5 years	rr_ExpenseExampleYear05	851
10 years	rr_ExpenseExampleYear10	1,987
Columbia Retirement Plus 2015 Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Columbia Retirement Plus 2015 Fund
Fees and Expenses of the Fund	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cfst1352280_SupplementExpenseExampleTextBlock	The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Columbia Retirement Plus 2015 Fund | Class Z Shares | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.54%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.72%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	586
10 years	rr_ExpenseExampleYear10	1,430
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Columbia Retirement Plus 2020 Fund
Fees and Expenses of the Fund	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cfst1352280_SupplementExpenseExampleTextBlock	The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.51%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.99%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	670
3 years	rr_ExpenseExampleYear03	925
5 years	rr_ExpenseExampleYear05	1,254
10 years	rr_ExpenseExampleYear10	2,183
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.51%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.74%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	277
3 years	rr_ExpenseExampleYear03	603
5 years	rr_ExpenseExampleYear05	1,110
10 years	rr_ExpenseExampleYear10	2,508
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	177
3 years	rr_ExpenseExampleNoRedemptionYear03	603
5 years	rr_ExpenseExampleNoRedemptionYear05	1,110
10 years	rr_ExpenseExampleNoRedemptionYear10	2,508
Columbia Retirement Plus 2020 Fund | Class A, C and R Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.51%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.24%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	126
3 years	rr_ExpenseExampleYear03	449
5 years	rr_ExpenseExampleYear05	852
10 years	rr_ExpenseExampleYear10	1,981
Columbia Retirement Plus 2020 Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Columbia Retirement Plus 2020 Fund
Fees and Expenses of the Fund	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cfst1352280_SupplementExpenseExampleTextBlock	The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Columbia Retirement Plus 2020 Fund | Class Z Shares | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.51%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.74%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	76
3 years	rr_ExpenseExampleYear03	293
5 years	rr_ExpenseExampleYear05	587
10 years	rr_ExpenseExampleYear10	1,424
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Columbia Retirement Plus 2025 Fund
Fees and Expenses of the Fund	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cfst1352280_SupplementExpenseExampleTextBlock	The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.01%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	672
3 years	rr_ExpenseExampleYear03	923
5 years	rr_ExpenseExampleYear05	1,238
10 years	rr_ExpenseExampleYear10	2,133
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.19%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.76%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	279
3 years	rr_ExpenseExampleYear03	601
5 years	rr_ExpenseExampleYear05	1,095
10 years	rr_ExpenseExampleYear10	2,459
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	179
3 years	rr_ExpenseExampleNoRedemptionYear03	601
5 years	rr_ExpenseExampleNoRedemptionYear05	1,095
10 years	rr_ExpenseExampleNoRedemptionYear10	2,459
Columbia Retirement Plus 2025 Fund | Class A, C and R Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.69%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.26%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	128
3 years	rr_ExpenseExampleYear03	447
5 years	rr_ExpenseExampleYear05	836
10 years	rr_ExpenseExampleYear10	1,929
Columbia Retirement Plus 2025 Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Columbia Retirement Plus 2025 Fund
Fees and Expenses of the Fund	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cfst1352280_SupplementExpenseExampleTextBlock	The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Columbia Retirement Plus 2025 Fund | Class Z Shares | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.43%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.76%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	291
5 years	rr_ExpenseExampleYear05	570
10 years	rr_ExpenseExampleYear10	1,370
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Columbia Retirement Plus 2030 Fund
Fees and Expenses of the Fund	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cfst1352280_SupplementExpenseExampleTextBlock	The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.02%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	673
3 years	rr_ExpenseExampleYear03	928
5 years	rr_ExpenseExampleYear05	1,250
10 years	rr_ExpenseExampleYear10	2,162
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.77%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	280
3 years	rr_ExpenseExampleYear03	606
5 years	rr_ExpenseExampleYear05	1,106
10 years	rr_ExpenseExampleYear10	2,487
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	180
3 years	rr_ExpenseExampleNoRedemptionYear03	606
5 years	rr_ExpenseExampleNoRedemptionYear05	1,106
10 years	rr_ExpenseExampleNoRedemptionYear10	2,487
Columbia Retirement Plus 2030 Fund | Class A, C and R Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.45%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.27%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	129
3 years	rr_ExpenseExampleYear03	452
5 years	rr_ExpenseExampleYear05	848
10 years	rr_ExpenseExampleYear10	1,959
Columbia Retirement Plus 2030 Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Columbia Retirement Plus 2030 Fund
Fees and Expenses of the Fund	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cfst1352280_SupplementExpenseExampleTextBlock	The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Columbia Retirement Plus 2030 Fund | Class Z Shares | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.45%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.77%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	296
5 years	rr_ExpenseExampleYear05	582
10 years	rr_ExpenseExampleYear10	1,401
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Columbia Retirement Plus 2035 Fund
Fees and Expenses of the Fund	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cfst1352280_SupplementExpenseExampleTextBlock	The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.57%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.02%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	673
3 years	rr_ExpenseExampleYear03	940
5 years	rr_ExpenseExampleYear05	1,288
10 years	rr_ExpenseExampleYear10	2,267
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.57%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.34%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.77%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	280
3 years	rr_ExpenseExampleYear03	619
5 years	rr_ExpenseExampleYear05	1,145
10 years	rr_ExpenseExampleYear10	2,591
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	180
3 years	rr_ExpenseExampleNoRedemptionYear03	619
5 years	rr_ExpenseExampleNoRedemptionYear05	1,145
10 years	rr_ExpenseExampleNoRedemptionYear10	2,591
Columbia Retirement Plus 2035 Fund | Class A, C and R Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.57%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.27%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	129
3 years	rr_ExpenseExampleYear03	465
5 years	rr_ExpenseExampleYear05	887
10 years	rr_ExpenseExampleYear10	2,068
Columbia Retirement Plus 2035 Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Columbia Retirement Plus 2035 Fund
Fees and Expenses of the Fund	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cfst1352280_SupplementExpenseExampleTextBlock	The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Columbia Retirement Plus 2035 Fund | Class Z Shares | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.57%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.77%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	623
10 years	rr_ExpenseExampleYear10	1,516
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Columbia Retirement Plus 2040 Fund
Fees and Expenses of the Fund	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cfst1352280_SupplementExpenseExampleTextBlock	The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.75%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.77%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.02%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	673
3 years	rr_ExpenseExampleYear03	959
5 years	rr_ExpenseExampleYear05	1,344
10 years	rr_ExpenseExampleYear10	2,424
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.75%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.52%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.77%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	280
3 years	rr_ExpenseExampleYear03	638
5 years	rr_ExpenseExampleYear05	1,203
10 years	rr_ExpenseExampleYear10	2,744
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	180
3 years	rr_ExpenseExampleNoRedemptionYear03	638
5 years	rr_ExpenseExampleNoRedemptionYear05	1,203
10 years	rr_ExpenseExampleNoRedemptionYear10	2,744
Columbia Retirement Plus 2040 Fund | Class A, C and R Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.75%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.02%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.27%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	129
3 years	rr_ExpenseExampleYear03	485
5 years	rr_ExpenseExampleYear05	947
10 years	rr_ExpenseExampleYear10	2,230
Columbia Retirement Plus 2040 Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Columbia Retirement Plus 2040 Fund
Fees and Expenses of the Fund	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cfst1352280_SupplementExpenseExampleTextBlock	The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Columbia Retirement Plus 2040 Fund | Class Z Shares | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.75%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.77%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.52%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.77%	[2]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	79
3 years	rr_ExpenseExampleYear03	329
5 years	rr_ExpenseExampleYear05	684
10 years	rr_ExpenseExampleYear10	1,686
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Columbia Retirement Plus 2045 Fund
Fees and Expenses of the Fund	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cfst1352280_SupplementExpenseExampleTextBlock	The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Class A
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.84%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.03%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	674
3 years	rr_ExpenseExampleYear03	971
5 years	rr_ExpenseExampleYear05	1,377
10 years	rr_ExpenseExampleYear10	2,511
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Class C
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.84%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.62%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.78%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C (if shares are redeemed)
1 year	rr_ExpenseExampleYear01	281
3 years	rr_ExpenseExampleYear03	650
5 years	rr_ExpenseExampleYear05	1,236
10 years	rr_ExpenseExampleYear10	2,830
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (if shares are not redeemed)
1 year	rr_ExpenseExampleNoRedemptionYear01	181
3 years	rr_ExpenseExampleNoRedemptionYear03	650
5 years	rr_ExpenseExampleNoRedemptionYear05	1,236
10 years	rr_ExpenseExampleNoRedemptionYear10	2,830
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Class R
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.84%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.12%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.28%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	130
3 years	rr_ExpenseExampleYear03	497
5 years	rr_ExpenseExampleYear05	981
10 years	rr_ExpenseExampleYear10	2,320
Columbia Retirement Plus 2045 Fund | Class A, C, R and R4 Shares | Class R4
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R4
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.09%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.03%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class R4 (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	105
3 years	rr_ExpenseExampleYear03	420
5 years	rr_ExpenseExampleYear05	851
10 years	rr_ExpenseExampleYear10	2,054
Columbia Retirement Plus 2045 Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Columbia Retirement Plus 2045 Fund
Fees and Expenses of the Fund	cfst1352280_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Supplement [Text Block]	cfst1352280_SupplementTextBlock	The fee and expense tables in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2014
Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	cfst1352280_SupplementExpenseExampleTextBlock	The Example in the section entitled “Fees and Expenses of the Fund” in the summary section is hereby replaced with the following:
Columbia Retirement Plus 2045 Fund | Class Z Shares | Class Z
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class Z
Management fees	rr_ManagementFeesOverAssets	none
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.84%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
Less: Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.84%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.78%	[3]
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Z (whether or not shares are redeemed)
1 year	rr_ExpenseExampleYear01	80
3 years	rr_ExpenseExampleYear03	342
5 years	rr_ExpenseExampleYear05	719
10 years	rr_ExpenseExampleYear10	1,782

[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R and 0.00% for Class Z.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses until August 31, 2014, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.25% for Class A, 1.00% for Class C, 0.50% for Class R , 0.25% for Class R4 and 0.00% for Class Z.